Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

Note 18 - Quarterly Financial Data (Unaudited)

	Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Thousands, Except Per Share Data)

Interest income	$1,763	$1,712	$1,662	$1,669
Interest expense	412	388	378	376

Net Interest Income	1,351	1,324	1,284	1,293

Provision for loan losses	139	1,564	—	8

Net Interest Income (loss) after Provision for Loan Losses	1,212	(240)	1,284	1,285

Non-interest income	63	96	62	62
Non-interest expenses	1,252	1,201	1,385	1,256

Income (loss) before Income Tax Expense (Benefit)	23	(1,345)	(39)	91

Income tax expense (benefit)	(13)	(548)	(19)	(52)

Net Income (loss)	$36	$(797)	$(20)	$143

Net income (loss) per common share, basic and diluted	$0.01	$(0.30)	$(0.01)	$(0.05)

	Year Ended December 31, 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Thousands, Except Per Share Data)

Interest income	$2,087	$2,004	$1,988	$1,883
Interest expense	557	531	499	463

Net Interest Income	1,530	1,473	1,489	1,420

Provision for loan losses	154	134	100	433

Net Interest Income after Provision for Loan Losses	1,376	1,339	1,389	987

Non-interest income	63	65	64	61
Non-interest expenses	1,212	1,194	1,171	1,170

Income (loss) before Income Tax
Expense (Benefit)	227	210	282	(122)
Income tax expense (benefit)	87	64	32	(27)

Net Income (loss)	$140	$146	$250	$(95)

Net income (loss) per common share, basic and diluted	$0.05	$0.05	$0.09	$(0.04)